LOSS PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
LOSS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY
16.	LOSS PER SHARE

Basic and diluted loss per share for the years ended December 31, 2015, 2016 and 2017 are calculated as follows:

	Year Ended December 31,
	2015	2016	2017	2017
	CNY	CNY	CNY	US$
	(Restated)	(Restated)

Loss for the year:
From continuing operations	(5,273)	(4,445)	(6,179)	(949)
From discontinued operations	(36,176)	(18,591)	(23,817)	(3,660)

Weighted average number of common shares:
Basic and diluted	24,910,916	24,910,916	24,910,916	24,910,916

Loss per share
Basic and diluted:
From continuing operations	(0.21)	(0.18)	(0.25)	(0.04)
From discontinued operations	(1.45)	(0.74)	(0.95)	(0.15)
	(1.66)	(0.92)	(1.20)	(0.19)

The Company did not have any potential diluted shares throughout the years. Accordingly, the diluted loss per share amounts were the same as the basic loss per share amounts.